Summary of Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in Level 3 financial instruments
Impairments on goodwill and intangible assets	$ 0	$ 0	$ 0
Changes in the allowance for doubtful accounts and sales allowances
Allowances, at beginning of period	2,184	1,621	2,369	433
Charged as a reduction of revenue		6,985	6,898	6,304
Charged to bad debt expense in general and administrative expenses		153	668	137
Write-offs, net of recoveries		(6,575)	(8,314)	(4,505)
Allowances, at end of period	1,490	2,184	1,621	2,369
Convertible preferred stock warrants
Changes in Level 3 financial instruments
Balance at the beginning of period				670
Changes in fair value				1,882
Conversion and payments				(2,552)
Contingent Consideration
Changes in Level 3 financial instruments
Balance at the beginning of period		1,798	428
Contingent consideration from acquisitions				428
Changes in fair value		95	1,370
Conversion and payments		(1,893)
Balance at the end of the period			$ 1,798	$ 428